Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Waddell & Reed Advisors Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Waddell & Reed Advisors Bond Fund seeks to achieve its objective by investing primarily in investment grade debt securities. The Fund considers debt securities to be investment grade if they are rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, to be of comparable quality. During normal circumstances, the Fund invests at least 80% of its net assets in bonds, including corporate bonds, mortgage-backed securities, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and other asset-backed securities. Certain of the mortgage-backed securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Fund may invest, may be backed only by the pool of assets pledged as security for the transaction. The Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Fund, WRIMCO initially utilizes a top-down viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the bond market and then considers yield and relative safety of a security. WRIMCO also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if, in WRIMCO’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. WRIMCO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
Certain mortgage backed-securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 4.05% (the third quarter of 2009) and the lowest quarterly return was -3.47% (the second quarter of 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Waddell & Reed Advisors Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	860
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	666
3 Years	rr_ExpenseExampleNoRedemptionYear03	860
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,674
2004	rr_AnnualReturn2004	4.25%
2005	rr_AnnualReturn2005	1.41%
2006	rr_AnnualReturn2006	3.96%
2007	rr_AnnualReturn2007	5.56%
2008	rr_AnnualReturn2008	(0.12%)
2009	rr_AnnualReturn2009	7.08%
2010	rr_AnnualReturn2010	5.98%
2011	rr_AnnualReturn2011	7.29%
2012	rr_AnnualReturn2012	5.37%
2013	rr_AnnualReturn2013	(2.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.47%)
1 Year	rr_AverageAnnualReturnYear01	(7.94%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Waddell & Reed Advisors Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,216
1 Year	rr_AverageAnnualReturnYear01	(7.40%)
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Waddell & Reed Advisors Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Account Fee	rr_MaximumAccountFee	20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Waddell & Reed Advisors Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Waddell & Reed Advisors Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Waddell & Reed Advisors Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Waddell & Reed Advisors Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Waddell & Reed Advisors Bond Fund | Lipper Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	4.61%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.
[3]	For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.